CONVERTIBLE NOTES PAYABLE (Details) (USD $)				12 Months Ended		12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Convertible Notes Payable Issuance One [Member]	Dec. 31, 2012 Convertible Notes Payable Issuance One [Member]	Dec. 31, 2013 Convertible Notes Payable Issuance Two [Member]	Dec. 31, 2012 Convertible Notes Payable Issuance Two [Member]
Debt Instrument, Redemption [Line Items]
Issue Date				Nov. 14, 2012		Oct. 04, 2011
Maturity Date				Jun. 03, 2013		Sep. 06, 2014
Stated Interest Rate	8.00%	8.00%	8.00%	10.00%		20.00%
Conversion Terms				Fixed at $0.10		$0.05 subject to adjustments
Principal Balance Outstanding		$ 0	$ 740,000	$ 0	$ 600,000	$ 0	$ 140,000